ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Accounts payable and accrued expenses	$ 9,549,305	$ 1,089,869
Accounts Payable [Member]
Accounts payable and accrued expenses	8,946,714	519,899
Accrued Liabilities [Member]
Accounts payable and accrued expenses	$ 602,591	$ 569,970